RESTATEMENT (Tables)	4 Months Ended
Dec. 31, 2020
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of restatement impact

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 7, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,683,050	43,147,500	55,830,550
Ordinary shares subject to possible redemption	329,793,740	(43,147,500)	286,466,240
Class A ordinary shares	152	432	584
Accumulated deficit	(5,000)	(1,583,878)	(1,588,878)
Additional paid-in-capital	5,003,995	1,583,447	6,587,441
Total Shareholder’s Equity	5,000,010	—	5,000,010
Balance sheet as of December 31, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,779,640	43,147,500	55,927,140
Ordinary shares subject to possible redemption	329,615,170	(43,147,500)	286,467,670
Class A ordinary shares	154	431	585
Accumulated deficit	(183,573)	(1,583,878)	(1,767,451)
Additional paid-in-capital	5,182,563	1,583,447	6,766,010
Total Shareholder's Equity	5,000,007	—	5,000,007
Net loss from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)
Basic and diluted net loss per share, Class B	(0.02)	(0.21)	(0.23)
Cash flow from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)